Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Taxes [Abstract]
Schedule of Income Tax Benefit	For the years ended December 31, 2022, 2023 and 2024, some PRC subsidiaries are qualified small and low-profit enterprises as defined, and thus they are eligible for the above preferential tax rates for small and low-profit enterprises.
	For the years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Current tax expense	1,359	7,567	6,369
Deferred tax benefit	(343)	(19)	—
Total	1,016	7,548	6,369

Schedule of Deferred Tax Assets

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amount of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Group’s deferred tax assets were as follows:

	As of December 31,
	2023	2024
	RMB	RMB
Deferred tax assets:
Allowance for credit losses	12,164	2,171
Impairment loss on long-lived assets and long-term prepaid expenses	53,832	18,601
Impairment loss on long-term investments	17,920	1,036
Accrued Liabilities	12,401	2,155
Deductible temporary difference related to advertising expenses	4,602	3
Deferred subsidy income	289	—
Net operating loss carrying forwards	299,922	25,742
Total deferred tax assets	401,130	49,708
Less: valuation allowance	(401,130)	(49,708)
Deferred tax assets, net	—	—

Schedule of Net Change Valuation Allowance of Deferred Tax Assets

Net change in the valuation allowance of deferred tax assets are summarized as follows:

RMB
Net change of valuation allowance of Deferred tax assets
Balance at December 31, 2022	382,124
Additions-change to tax expense	83,586
NOL Reductions/expirations	(64,580)
Balance at December 31, 2023	401,130
Additions-change to tax expense	81,094
NOL Reductions/expirations	(432,516)
Balance at December 31, 2024	49,708

Schedule of Components of (Loss) Profit Before Income Taxes

The components of (loss) profit before income taxes are summarized as follows:

	For the years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
PRC	(227,247)	(26,389)	(119,700)
Non-PRC	(66,787)	25,637	51,081
Total	(294,034)	(752)	(68,619)

Schedule of Effective Tax Rate and the Statutory Income Tax Rate

The reconciliation of the effective tax rate and the statutory income tax rate applicable to PRC operations was as follow:

	For the years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Loss before provision for income taxes and loss	(294,034)	(752)	(68,619)
Income tax benefit computed at an applicable tax rate of 25%	(73,509)	(188)	(17,155)
Non-deductible expenses related to impairment of goodwill	4,248	—	—
Non-deductible expenses related to share-based compensation	10,929	6,431	2,833
Non-deductible expenses on debt waive for the dissolved HK subsidiaries	—	18,868	—
Non-taxable gain related to disposal gain on subsidiaries	—	(28,198)	—
Non-taxable gain on dissolution of HK subsidiaries	—	(23,071)	—
Effect of other non-deductible items	113	5,136	416
Effect of preferential tax rate	4,516	(30,497)	2,466
Effect of income tax rate difference in other jurisdictions	15,360	(2,054)	(11,594)
Effect of change in tax rate	—	18,907	(713)
Prior year true up	—	(41,372)	(50,978)
Change in valuation allowance	39,359	83,586	81,094
Total	1,016	7,548	6,369